Income Tax Benefit/(Expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Deferred tax
(Increase)/decrease in deferred tax assets	$ (2,180)	$ (3,262)	$ (5,707)	$ 21,177
(Decrease)/increase in deferred tax liabilities	(25)	(164)	(71)	(50,843)
Total deferred tax (benefit)	(2,205)	(3,426)	(5,778)	(29,666)
Income tax (benefit)	$ (2,205)	$ (3,426)	$ (5,778)	$ (29,666)